UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2014

Date of reporting period: January 31, 2014

Item 1.	Schedule of Investments

Schedule of Investments	FMC Strategic Value Fund

January 31, 2014	(Unaudited)

	Shares	Value (000)
Common Stock (92.7%)
Automotive (14.4%)
Allison Transmission Holdings	170,000	$4,884
Drew Industries	135,000	6,492
Federal-Mogul*	702,329	12,558
Spartan Motors	825,000	4,744
Thor Industries	35,000	1,798

		30,476

Basic Industry (5.6%)
Harsco	56,000	1,422
Mueller Industries	167,000	10,394

		11,816

Chemicals (2.1%)
Huntsman	200,000	4,384

Diversified Financials (2.0%)
Dundee, Cl A*(1)	250,000	4,110

Energy (17.5%)
Approach Resources*	440,000	8,840
Halliburton	123,000	6,028
Oil States International*	40,000	3,758
Range Resources	165,000	14,221
Weatherford International Ltd.*	300,000	4,062

		36,909

Fertilizer (1.9%)
Agrium	47,000	4,094

Industrial/Manufacturing (7.1%)
Actuant, Cl A	100,000	3,422
AZZ	170,000	7,108
Mettler-Toledo International*	18,000	4,433

		14,963

Miscellaneous (1.6%)
Leucadia National	120,000	3,280

Miscellaneous Consumer (9.7%)
Jarden*	120,000	7,254
Prestige Brands Holdings*	440,000	13,314

		20,568

Paper (6.0%)
Neenah Paper	293,000	12,728

Printing & Publishing (2.2%)
Cenveo*	435,000	1,444
RR Donnelley & Sons	177,000	3,269

		4,713

Schedule of Investments	FMC Strategic Value Fund

January 31, 2014	(Unaudited)

	Shares	Value (000)
Real Estate Investment Trust (2.6%)
Rouse Properties	310,000	$5,406

Restaurants (2.0%)
Darden Restaurants	87,215	4,312

Services (5.2%)
ARC Document Solutions*	261,150	1,979
United Stationers	219,269	9,084

		11,063

Technology (5.8%)
MTS Systems	65,000	4,572
Polycom*	327,000	3,901
Tech Data*	70,000	3,774

		12,247

Transportation Equipment (4.7%)
Commercial Vehicle Group*	600,000	4,800
Titan International	300,000	5,028

		9,828

Veterinary Services (2.3%)
VCA Antech*	150,000	4,791

Total Common Stock
(Cost $109,620)		195,688

Short-Term Investment (7.2%)
Dreyfus Treasury Prime Cash Management Fund, 0.001%(2)
(Cost $15,200)	15,199,505	15,200

Total Investments (99.9%)
(Cost $124,820)†		$210,888

Percentages are based on Net Assets (in thousands) of $211,148.

*	Non-income producing security.
(1)	Security is traded on a foreign stock exchange.
(2)	The rate shown is the 7-day effective yield as of January 31, 2014.

Cl — Class

Ltd. — Limited

†	As of January 31, 2014, the tax basis cost of the Fund’s investments was $124,820 (in thousands) and the unrealized appreciation (depreciation) (in thousands) were $88,795 and $(2,727), respectively.

As of January 31, 2014, all of the investments for the Fund are Level 1, in accordance with the fair value hierarchy.

During the period ended January 31, 2014, there were no transfers between Level 1 and Level 2 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

FMC-QH-001-2100

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2014

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: March 31, 2014